Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Costs Incurred for Property Acquisitions, Exploration and Development Activities	12 Months Ended
Dec. 31, 2022
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Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Costs Incurred for Property Acquisitions, Exploration and Development Activities
Costs Incurred for Property Acquisitions, Exploration and Development Activities

	2022
	China’s mainland	Other	Total
	RMB	RMB	RMB
The Group
Property acquisition costs	216	2,100	2,316
Exploration costs	38,662	551	39,213
Development costs	152,935	17,057	169,992

Total	191,813	19,708	211,521

Equity method investments
Share of costs of property acquisition, exploration and development of associates and joint ventures	—	2,324	2,324

	2021
	China’s mainland	Other	Total
	RMB	RMB	RMB
The Group
Property acquisition costs	—	7,610	7,610
Exploration costs	37,351	879	38,230
Development costs	132,829	12,084	144,913

Total	170,180	20,573	190,753

Equity method investments
Share of costs of property acquisition, exploration and development of associates and joint ventures	—	2,110	2,110

	2020
	China’s mainland	Other	Total
	RMB	RMB	RMB
The Group
Property acquisition costs	—	3,712	3,712
Exploration costs	35,862	1,051	36,913
Development costs	129,738	16,420	146,158

Total	165,600	21,183	186,783

Equity method investments
Share of costs of property acquisition, exploration and development of associates and joint ventures	—	1,462	1,462